BETTER 10K - RESTRUCTURING AND IMPAIRMENTS (Tables)	9 Months Ended
Sep. 30, 2023
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
For the three and nine months ended September 30, 2023 and 2022, the Company’s restructuring and impairment expenses consists of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2023	2022	2023	2022
Employee one-time termination benefits	$765	$5,277	$2,320	$99,291
Impairment of loan commitment asset	—	38,330	—	105,604
Impairments of Right-of-Use Assets	—	1,897	413	4,391
Real estate restructuring loss	—	—	5,284	—
(Gain) on lease settlement	(86)	—	(1,063)	—
Impairment of property and equipment	—	197	4,844	3,124
Other impairments		80		80
Total Restructuring and Impairments	$679	$45,781	$11,798	$212,490
For the years ended December 31, 2022 and 2021, the Company’s restructuring and impairment expenses consists of the following:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Impairment of Loan Commitment Asset	$105,604	$—
Employee one-time termination benefits	102,261	17,048
Impairments of Right-of-Use Assets—Real Estate	3,707	—
Impairments of Right-of-Use Assets—Equipment	2,494	—
Write-off of capitalized merger transaction costs	27,287	—
Impairments of intangible assets	1,964	—
Impairment of property and equipment	4,042	—
Other impairments	333	—
Total Restructuring and Impairments	$247,693	$17,048